Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

February 22, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust
(filing relates to Legg Mason Western Asset Global Inflation Management Fund and
Legg Mason Western Asset Short Duration Municipal Income Fund)
(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 148 to the registration statement for the Trust (the “Amendment”) relating to its series Legg Mason Western Asset Global Inflation Management Fund and Legg Mason Western Asset Short Duration Municipal Income Fund, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on February 26, 2010, for the purpose of including the financial statements of the Funds and for making various other related changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please call Alisha Telci at (617) 951-8460 or the undersigned at (617) 951-8267 with any comments or questions relating to the Amendment.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz